Commitments and Contingencies - Additional Information (Details)					3 Months Ended		9 Months Ended
	May 24, 2018 USD ($)	May 24, 2018 GBP (£)	Apr. 06, 2018 USD ($) ft²	Jan. 10, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 GBP (£)	May 24, 2018 GBP (£)	Dec. 31, 2017 USD ($)
Commitments And Contingencies [Line Items]
Litigation contingency reserves liability					$ 0		$ 0				$ 0
Rent expense associated with lease					233,000	$ 58,000	423,000	$ 154,000
Credit Arrangement
Commitments And Contingencies [Line Items]
Line of credit facility, maximum borrowing capacity per month | £									£ 300,000
Outstanding credit arrangement					$ 0		$ 0				$ 0
NightstaRx Limited
Commitments And Contingencies [Line Items]
Operating lease payments commencement date							Feb. 01, 2017
Operating lease terminate period							2020-06
Annual rent	$ 261,000	£ 198,000		$ 76,000
Operating lease of annual increase in percentage				4.00%
Sublease expiration date	Oct. 30, 2020	Oct. 30, 2020
Upfront security deposit	$ 157,000									£ 119,000
Lease agreement effective date	Jun. 08, 2018	Jun. 08, 2018
One-time concession payment from landlord	$ 99,000									£ 75,000
Nightstar, Inc. (“NSI”)
Commitments And Contingencies [Line Items]
Annual rent			$ 209,000
Operating lease of annual increase in percentage			6.00%
Rentable square feet | ft²			12,000
Sublease commencement date			Apr. 26, 2018
Sublease expiration date			Mar. 31, 2021
Upfront security deposit			$ 58,000